Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Balance
Goodwill on acquisition of Fitters Sdn. Bhd.	1,570
Balance	$ 1,570